Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q3PH

Schedules of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton World Fund 4
Notes to Schedules of Investments 6

Templeton Funds
Schedule of Investments (unaudited), May 31, 2025
Templeton Foreign Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 94.8%
China 6.1%
Alibaba Group Holding Ltd. ......... Broadline Retail 4,664,360 $ 66,410,282
Prosus NV ..................... Broadline Retail 735,946 37,804,222
Tencent Holdings Ltd. ............. Interactive Media & Services 777,900 49,040,881
153,255,385
Denmark 2.6%
a,b
Orsted A/S, 144A, Reg S ........... Independent Power and Renewable Electricity
Producers 1,606,715 66,030,401
France 8.0%
Carrefour SA .................... Consumer Staples Distribution & Retail 7,577,200 113,312,206
Dassault Aviation SA .............. Aerospace & Defense 131,719 47,908,556
Kering SA ...................... Textiles, Apparel & Luxury Goods 202,736 39,624,208
200,844,970
Germany 4.1%
Continental AG .................. Automobile Components 456,130 40,003,265
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,616,122 62,834,372
102,837,637
Hong Kong 3.7%
AIA Group Ltd. .................. Insurance 3,465,514 28,847,382
Prudential plc ................... Insurance 5,718,974 65,046,211
93,893,593
India 3.0%
a
HDFC Bank Ltd. ................. Banks 3,346,941 76,377,379
Japan 4.0%
Sumitomo Mitsui Financial Group, Inc. . Banks 3,953,103 101,558,928
Netherlands 4.6%
ASM International NV ............. Semiconductors & Semiconductor Equipment 62,330 33,922,862
ING Groep NV .................. Banks 3,822,767 81,203,809
115,126,671
Portugal 1.7%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 2,686,358 43,006,685
Singapore 2.0%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 1,954,104 49,057,149
South Korea 4.6%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,844,100 74,829,335
Shinhan Financial Group Co. Ltd. .... Banks 957,651 40,055,698
114,885,033
Sweden 2.1%
Securitas AB, B .................. Commercial Services & Supplies 3,608,245 53,360,861
Switzerland 2.2%
Adecco Group AG ................ Professional Services 1,939,119 54,161,314
Taiwan 3.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,778,034 88,602,729
United Kingdom 18.0%
AstraZeneca plc ................. Pharmaceuticals 650,171 95,239,691
Barratt Redrow plc ............... Household Durables 8,145,879 50,630,738

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
JD Sports Fashion plc ............. Specialty Retail 59,473,111 $ 67,450,449
Lloyds Banking Group plc .......... Banks 61,047,091 63,587,190
Persimmon plc .................. Household Durables 2,842,162 51,090,511
SSE plc ....................... Electric Utilities 1,893,345 45,073,075
Standard Chartered plc ............ Banks 5,057,880 78,909,332
451,980,986
United States 24.6%
Albemarle Corp. ................. Chemicals 415,213 23,152,277
BP plc ......................... Oil, Gas & Consumable Fuels 18,662,274 90,737,827
CNH Industrial NV ................ Machinery 7,287,716 91,169,327
CRH plc ....................... Construction Materials 531,726 47,991,124
Freeport-McMoRan, Inc. ........... Metals & Mining 1,302,908 50,135,900
ManpowerGroup, Inc. ............. Professional Services 726,540 30,478,353
Shell plc ....................... Oil, Gas & Consumable Fuels 2,784,975 91,890,052
Smurfit WestRock plc ............. Containers & Packaging 1,833,127 79,429,393
Stellantis NV .................... Automobiles 3,612,060 36,819,450
Swiss Re AG .................... Insurance 430,532 76,072,336
617,876,039
Total Common Stocks (Cost $1,989,531,082) ....................................
2,382,855,760
Short Term Investments 3.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 3.1%
Canada 3.1%
Royal Bank of Canada, 4.3%, 6/02/25 . 78,300,000 78,300,000
Total Time Deposits (Cost $78,300,000) ........................................
78,300,000
a a a a a
Total Short Term Investments (Cost $78,300,000 ) ................................
78,300,000
a a a
Total Investments (Cost $2,067,831,082) 97.9% ..................................
$2,461,155,760
Other Assets, less Liabilities 2.1% .............................................
53,606,964
Net Assets 100.0% ...........................................................
$2,514,762,724
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the value of this security was
$66,030,401, representing 2.6% of net assets.

Templeton Funds
Schedule of Investments (unaudited), May 31, 2025
Templeton World Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 97.6%
Canada 2.0%
Canadian Pacific Kansas City Ltd. .... Ground Transportation 650,682 $ 53,146,023
China 1.8%
Tencent Holdings Ltd. ............. Interactive Media & Services 735,989 46,398,700
France 10.2%
Airbus SE ...................... Aerospace & Defense 412,242 75,821,439
Safran SA ...................... Aerospace & Defense 424,498 125,548,294
Vinci SA ....................... Construction & Engineering 449,612 64,243,110
265,612,843
Germany 8.0%
Deutsche Boerse AG .............. Capital Markets 206,140 66,407,768
SAP SE ....................... Software 250,605 75,813,067
Siemens AG .................... Industrial Conglomerates 277,238 66,682,199
208,903,034
India 3.5%
a
HDFC Bank Ltd. ................. Banks 2,888,845 65,923,603
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 1,473,656 24,510,035
90,433,638
Japan 0.9%
Keyence Corp. .................. Electronic Equipment, Instruments &
Components 58,405 24,446,601
Netherlands 1.9%
Akzo Nobel NV .................. Chemicals 151,429 10,334,344
ASM International NV ............. Semiconductors & Semiconductor Equipment 73,235 39,857,866
50,192,210
Taiwan 4.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,020,074 96,322,362
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 155,074 29,978,906
126,301,268
United Kingdom 5.0%
AstraZeneca plc ................. Pharmaceuticals 335,747 49,181,585
Rolls-Royce Holdings plc .......... Aerospace & Defense 7,076,194 82,345,544
131,527,129
United States 59.5%
Alphabet, Inc. , A ................. Interactive Media & Services 370,747 63,672,090
a
Amazon.com, Inc. ................ Broadline Retail 756,012 154,990,020
AT&T, Inc. ...................... Diversified Telecommunication Services 2,174,537 60,452,129
a
Autodesk, Inc. ................... Software 96,705 28,636,285
Bank of America Corp. ............ Banks 595,840 26,294,419
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 12,952 71,481,181
BP plc ......................... Oil, Gas & Consumable Fuels 2,636,241 12,817,665
Charles Schwab Corp. (The) ........ Capital Markets 626,999 55,389,092
CRH plc ....................... Construction Materials 827,025 75,391,599
Eli Lilly & Co. ................... Pharmaceuticals 64,107 47,289,811
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 134,465 24,518,348
HCA Healthcare, Inc. .............. Health Care Providers & Services 205,498 78,374,882
a
ICON plc ....................... Life Sciences Tools & Services 181,200 23,606,736
Intercontinental Exchange, Inc. ...... Capital Markets 175,210 31,502,758

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Intuit, Inc. ...................... Software 56,219 $ 42,359,330
Kenvue, Inc. .................... Personal Care Products 1,228,677 29,328,520
KeyCorp ....................... Banks 1,583,198 25,109,520
Meta Platforms, Inc. , A ............ Interactive Media & Services 124,977 80,921,358
Microsoft Corp. .................. Software 412,527 189,910,930
NIKE, Inc. , B .................... Textiles, Apparel & Luxury Goods 425,844 25,801,888
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 1,098,812 148,482,465
a
Pinterest, Inc. , A ................. Interactive Media & Services 1,100,160 34,225,978
Salesforce, Inc. .................. Software 231,757 61,501,355
Swiss Re AG .................... Insurance 140,718 24,863,998
Visa, Inc. , A ..................... Financial Services 176,378 64,411,482
Wells Fargo & Co. ................ Banks 1,026,362 76,751,350
1,558,085,189
Total Common Stocks (Cost $ 2,006,619,505 ) ....................................
2,555,046,635
Short Term Investments 2.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.8%
Canada 2.8%
Royal Bank of Canada , 4.3% , 6/02/25 . 74,300,000 74,300,000
Total Time Deposits (Cost $ 74,300,000 ) ........................................
74,300,000
a a a a a
Total Short Term Investments (Cost $ 74,300,000 ) ................................
74,300,000
a a a
Total Investments (Cost $ 2,080,919,505 ) 100.4% ................................
$2,629,346,635
Other Assets, less Liabilities (0.4) % ...........................................
(10,565,023)
Net Assets 100.0% ...........................................................
$2,618,781,612
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2025, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.079% $— $12,041,814 $(12,041,814) $— $— $— — $1,862
Total Affiliated Securities ... $— $12,041,814 $(12,041,814) $— $— $— $1,862
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 153,255,385 $ — $ 153,255,385
Denmark ............................. — 66,030,401 — 66,030,401
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
France ............................... $ — $ 200,844,970 $ — $ 200,844,970
Germany ............................. — 102,837,637 — 102,837,637
Hong Kong ........................... — 93,893,593 — 93,893,593
India ................................ — 76,377,379 — 76,377,379
Japan ............................... — 101,558,928 — 101,558,928
Netherlands ........................... — 115,126,671 — 115,126,671
Portugal .............................. — 43,006,685 — 43,006,685
Singapore ............................ — 49,057,149 — 49,057,149
South Korea .......................... — 114,885,033 — 114,885,033
Sweden .............................. — 53,360,861 — 53,360,861
Switzerland ........................... — 54,161,314 — 54,161,314
Taiwan ............................... — 88,602,729 — 88,602,729
United Kingdom ........................ — 451,980,986 — 451,980,986
United States .......................... 274,365,250 343,510,789 — 617,876,039
Short Term Investments ................... — 78,300,000 — 78,300,000
Total Investments in Securities ........... $274,365,250 $2,186,790,510
a
$— $2,461,155,760
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. 53,146,023 — — 53,146,023
China ............................... — 46,398,700 — 46,398,700
France ............................... — 265,612,843 — 265,612,843
Germany ............................. — 208,903,034 — 208,903,034
India ................................ — 90,433,638 — 90,433,638
Japan ............................... — 24,446,601 — 24,446,601
Netherlands ........................... — 50,192,210 — 50,192,210
Taiwan ............................... 29,978,906 96,322,362 — 126,301,268
United Kingdom ........................ — 131,527,129 — 131,527,129
United States .......................... 1,520,403,526 37,681,663 — 1,558,085,189
Short Term Investments ................... — 74,300,000 — 74,300,000
Total Investments in Securities ........... $1,603,528,455 $1,025,818,180
b
$— $2,629,346,635
a
Includes foreign securities valued at $2,108,490,510, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $951,518,180, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.